Financial instruments and risk management - Debt Sensitivity Analysis (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2021 USD ($)	Oct. 13, 2021	Dec. 31, 2020 USD ($)
Disclosure Of Foreign Exchange Exposure [Line Items]
Income tax relating to components of other comprehensive income	$ 2,805	$ (47,629)	$ 71,762
Basis points				0.25%
Increase in basis point				100.00%		100.00%
Decrease in basis point				(100.00%)		(100.00%)
Banco Nacional de Comercio Exterior, S.N.C. ("Bancomext") [Member]
Disclosure Of Foreign Exchange Exposure [Line Items]
Increase in results				$ 138,476		$ 155,332
Decrease in results				(138,476)		(155,332)
Asset backed trust notes ("CEBUR"), in Mexican pesos
Disclosure Of Foreign Exchange Exposure [Line Items]
Basis points					200.00%
Increase in results				133,173		131,054
Decrease in results				(133,173)		(131,054)
Banco Sabadell S.A., Institucin de Banca Multiple ("Sabadell") [Member]
Disclosure Of Foreign Exchange Exposure [Line Items]
Increase in results				16,064		18,086
Decrease in results				$ (16,064)		$ (18,086)
Minimum
Disclosure Of Foreign Exchange Exposure [Line Items]
Interest rate basis	4.25
Maximum
Disclosure Of Foreign Exchange Exposure [Line Items]
Interest rate basis	5.50
Interest rate Cap
Disclosure Of Foreign Exchange Exposure [Line Items]
Income tax relating to components of other comprehensive income	$ 5,407
Basis points				125.00%